RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Restatement Of Consolidated Financial Statements Tables [Abstract]
Restatement Of Consolidated Financial Statements Tables [Text Block]

	As of December 31, 2010
	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
ASSETS
Money market investments	1,180,274	0	-1,180,274	0
Trading assets	774,374	1,062,834	948,114	2,785,322
Derivative assets	1,731,192	-96,922	0	1,634,270
Available-for-sale securities	14,512,870	-1,042,680	218,320	13,688,510
Held-to-maturity securities	3,611,797	-27,352	13,840	3,598,285
Other assets	3,771,924	20,696	0	3,792,620
TOTAL ASSETS	118,815,302	-83,424	0	118,731,878

LIABILITIES AND SHAREHOLDERS’ EQUITY
Derivative liabilities	1,787,351	-4,881	0	1,782,470
Accounts payable, accrued expenses and other liabilities	3,327,044	-1,034	0	3,326,010
Total liabilities	109,997,122	-5,915	0	109,991,207

PERMANENT EQUITY:
NBG shareholders' equity
Accumulated surplus	2,182,661	-160,519	0	2,022,142
Accumulated other comprehensive loss	-3,468,821	83,225	0	-3,385,596
Total NBG shareholders’ equity	7,730,352	-77,294	0	7,653,058
Non-controlling interest	821,846	-215	0	821,631
Total permanent equity	8,552,198	-77,509	0	8,474,689
TOTAL LIABILITIES AND EQUITY	118,815,302	-83,424	0	118,731,878

	Year ended December 31, 2009				Year ended December 31, 2010
	As reported	Adjustments	Reclassifications	As restated	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
Interest Income:
Securities available-for-sale	836,080	0	7,994	844,074	749,990	-63,966	14,938	700,962
Securities held-to-maturity	9,425	0	0	9,425	95,304	-1,218	809	94,895
Trading assets	185,720	0	11,984	197,704	134,356	60,586	34,258	229,200
Other	68,162	0	-19,978	48,184	91,678	0	-50,005	41,673
Total interest income	6,231,380	0	0	6,231,380	6,153,434	-4,598	0	6,148,836
Net interest income before provision for loan losses	3,786,265	0	0	3,786,265	4,088,199	-4,598	0	4,083,601
Net interest income after provision for loan losses	2,787,817	0	0	2,787,817	2,883,204	-4,598	0	2,878,606
Net trading loss	-87,096	-180,035	0	-267,131	-1,085,160	-160,162	0	-1,245,322
Total non-interest income / (loss) excluding gains / (losses) on investment securities	1,727,899	-180,035	0	1,547,864	802,523	-160,162	0	642,361
Net realized gains/(losses) on available-for-sale securities	-8,399	0	358,328	349,929	-23,957	49,419	89497	114,959
Other -Than-Temporary-Impairment (of which nil was recognized in OCI)	0	0	-358,328	-358,328	0	0	-89497	-89,497
Net gains/(losses) on available-for-sale and held- to-maturity securities	-8,399	0	0	-8,399	-23,957	49,419	0	25,462
Total non-interest income / (loss)	1,719,500	-180,035	0	1,539,465	778,566	-110,743	0	667,823
Income / (loss) before income tax	809,905	-180,035	0	629,870	-150,352	-115,341	0	-265,693
Income tax (expense ) / benefit	-220,624	44,038	0	-176,586	-61,634	19,323	0	-42,311
Net income / (loss)	589,281	-135,997	0	453,284	-211,986	-96,018	0	-308,004
Less: Net income attributable to the non-controlling interest	-62,232	0	0	-62,232	-56,075	9,307	0	-46,768
NET INCOME / (LOSS) attributable to NBG shareholders	527,049	-135,997	0	391,052	-268,061	-86,711	0	-354,772

STATEMENT OF COMPREHENSIVE INCOME	Year ended December 31, 2009			Year ended December 31, 2010
	As reported	Adjustments	As restated	As reported	Adjustments	As restated
	(EUR in thousands)
Net income / (loss)	589,281	-135,997	453,284	-211,986	-96,018	-308,004
Other comprehensive income / (loss) net of tax:
Foreign currency translation adjustments	-56,969	0	-56,969	191,150	154	191,304
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period, net of tax	212,057	0	212,057	-2,169,098	130,710	-2,038,388
Less: reclassification adjustment for net (gains)/losses included in net income, net of tax	-274,969	0	-274,969	-55,425	-38,547	-93,972
Total net (losses)/gains on available-for-sale securities	210,581	0	210,581	-2,154,010	92,163	-2,061,847
Total other comprehensive income / (loss), net of tax	177,844	0	177,844	-1,948,255	92,316	-1,855,938
Comprehensive income / (loss)	767,125	-135,997	631,128	-2,160,241	-3,701	-2,163,942
Less: Comprehensive (income) /loss attributable to the non-controlling interest	-60,364	0	-60,364	-59,514	215	-59,299
Comprehensive income / (loss) attributable to NBG shareholders	706,761	-135,997	570,764	-2,219,755	-3,486	-2,223,241
Earnings / (loss) per share
Basic EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56
Diluted EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56